                       SUPPLEMENT DATED MARCH 1, 2010 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In 2009, the Board of Trustees (the "Board") of Janus Aspen Series (the "Trust") approved a plan to liquidate the Global Life Sciences Portfolio and the Research Core Portfolio (collectively, the "Janus Aspen Portfolios"). The Board concluded, among other things, that each of the Janus Aspen Portfolios should be liquidated due to lack of economies of scale.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, COMMENCING AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE ("NYSE") ON APRIL 27, 2010, THE JANUS ASPEN PORTFOLIOS WILL NO LONGER ACCEPT ANY PURCHASE ORDERS OR TRANSFER REQUESTS IN ANTICIPATION OF A FINAL LIQUIDATION OF THE JANUS ASPEN PORTFOLIOS EFFECTIVE AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE JANUS ASPEN PORTFOLIOS WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2010 TO THE GE INVESTMENTS FUNDS, INC. -- MONEY MARKET FUND.

You may make transfers from the Janus Aspen Portfolios to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Janus Aspen Portfolios during the period from March 1, 2010 to April 30, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

                                                                         ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT INVESTING IN        INVESTMENT OBJECTIVE            AS APPLICABLE)
                 -----------------------------------------------------------------------------------------
AIM VARIABLE     AIM V.I. CAPITAL APPRECIATION  Growth of capital.    Invesco Aim Advisors, Inc.
INSURANCE FUNDS  FUND -- SERIES I SHARES                              (subadvised by Invesco Trimark
                                                                      Ltd.; Invesco Global Asset
                                                                      Management (N.A.), Inc.; Invesco
                                                                      Institutional (N.A.), Inc.; Invesco
                                                                      Senior Secured Management, Inc.;
                                                                      Invesco Hong Kong Limited;
                                                                      Invesco Asset Management Limited;
                                                                      Invesco Asset Management (Japan)
                                                                      Limited; Invesco Asset Management
                                                                      Deutschland, GmbH; and Invesco
                                                                      Australia Limited)
                 -----------------------------------------------------------------------------------------

SAVVYPS SUPPA 03/01/10

                                                                                    ADVISER (AND SUB-ADVISER(S),
  SUBACCOUNT INVESTING IN                        INVESTMENT OBJECTIVE                      AS APPLICABLE)
  -------------------------------------------------------------------------------------------------------------------
  AIM V.I. CAPITAL DEVELOPMENT         Seeks to provide long-term growth of      Invesco Aim Advisors, Inc.
  FUND -- SERIES I SHARES              capital.                                  (subadvised by Invesco Trimark
                                                                                 Ltd.; Invesco Global Asset
                                                                                 Management (N.A.), Inc.; Invesco
                                                                                 Institutional (N.A.), Inc.; Invesco
                                                                                 Senior Secured Management, Inc.;
                                                                                 Invesco Hong Kong Limited;
                                                                                 Invesco Asset Management Limited;
                                                                                 Invesco Asset Management (Japan)
                                                                                 Limited; Invesco Asset Management
                                                                                 Deutschland, GmbH; and Invesco
                                                                                 Australia Limited)
  -------------------------------------------------------------------------------------------------------------------
  AIM V.I. CORE EQUITY FUND --         Growth of capital.                        Invesco Aim Advisors, Inc.
  SERIES I SHARES                                                                (subadvised by Invesco Trimark
                                                                                 Ltd.; Invesco Global Asset
                                                                                 Management (N.A.), Inc.; Invesco
                                                                                 Institutional (N.A.), Inc.; Invesco
                                                                                 Senior Secured Management, Inc.;
                                                                                 Invesco Hong Kong Limited;
                                                                                 Invesco Asset Management Limited;
                                                                                 Invesco Asset Management (Japan)
                                                                                 Limited; Invesco Asset Management
                                                                                 Deutschland, GmbH; and Invesco
                                                                                 Australia Limited)
  -------------------------------------------------------------------------------------------------------------------
  AIM V.I. GOVERNMENT SECURITIES       Seeks to achieve a high level of current  Invesco Aim Advisors, Inc.
  FUND -- SERIES I SHARES              income consistent with reasonable         (subadvised by Invesco Trimark
                                       concern for safety of principal.          Ltd.; Invesco Global Asset
                                                                                 Management (N.A.), Inc.; Invesco
                                                                                 Institutional (N.A.), Inc.; Invesco
                                                                                 Senior Secured Management, Inc.;
                                                                                 Invesco Hong Kong Limited;
                                                                                 Invesco Asset Management Limited;
                                                                                 Invesco Asset Management (Japan)
                                                                                 Limited; Invesco Asset Management
                                                                                 Deutschland, GmbH; and Invesco
                                                                                 Australia Limited)
  -------------------------------------------------------------------------------------------------------------------
  AIM V.I. TECHNOLOGY FUND --          Seeks capital growth.                     Invesco Aim Advisors, Inc.
  SERIES I SHARES                                                                (subadvised by Invesco Trimark
                                                                                 Ltd.; Invesco Global Asset
                                                                                 Management (N.A.), Inc.; Invesco
                                                                                 Institutional (N.A.), Inc.; Invesco
                                                                                 Senior Secured Management, Inc.;
                                                                                 Invesco Hong Kong Limited;
                                                                                 Invesco Asset Management Limited;
                                                                                 Invesco Asset Management (Japan)
                                                                                 Limited; Invesco Asset Management
                                                                                 Deutschland, GmbH; and Invesco
                                                                                 Australia Limited)
  -------------------------------------------------------------------------------------------------------------------
  AIM V.I. UTILITIES FUND -- SERIES I  Seeks capital growth and current          Invesco Aim Advisors, Inc.
  SHARES                               income.                                   (subadvised by Invesco Trimark
                                                                                 Ltd.; Invesco Global Asset
                                                                                 Management (N.A.), Inc.; Invesco
                                                                                 Institutional (N.A.), Inc.; Invesco
                                                                                 Senior Secured Management, Inc.;
                                                                                 Invesco Hong Kong Limited;
                                                                                 Invesco Asset Management Limited;
                                                                                 Invesco Asset Management (Japan)
                                                                                 Limited; Invesco Asset Management
                                                                                 Deutschland, GmbH; and Invesco
                                                                                 Australia Limited)
  -------------------------------------------------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN BALANCED          Seeks to maximize total return
VARIABLE PRODUCTS      WEALTH STRATEGY PORTFOLIO --        consistent with the adviser's
SERIES FUND, INC.      CLASS B                             determination of reasonable risk.
                       -----------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN GLOBAL            Long-term growth of capital.
                       THEMATIC GROWTH PORTFOLIO --
                       CLASS B (FORMERLY,
                       ALLIANCEBERNSTEIN GLOBAL
                       TECHNOLOGY PORTFOLIO)
                       -----------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
                       INCOME PORTFOLIO -- CLASS B
                       -----------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERNATIONAL     Long-term growth of capital.
                       VALUE PORTFOLIO -- CLASS B
                       -----------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.
                       GROWTH PORTFOLIO -- CLASS B
                       -----------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN SMALL CAP         Long-term growth of capital.
                       GROWTH FUND -- CLASS B
                       -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP GROWTH & INCOME                 Seeks high total return through a
INSURANCE PRODUCTS     PORTFOLIO -- SERVICE CLASS 2        combination of current income and
FUND                                                       capital appreciation.
                       -----------------------------------------------------------------------------
                       VIP GROWTH OPPORTUNITIES            Seeks to provide capital growth.
                       PORTFOLIO -- INITIAL CLASS 2










                       -----------------------------------------------------------------------------
                       VIP MID CAP PORTFOLIO --            Seeks long-term growth of capital.
                       SERVICE CLASS 2

                       -----------------------------------------------------------------------------
                       VIP OVERSEAS PORTFOLIO --           Seeks long-term growth of capital.
                       SERVICE CLASS 2

                       -----------------------------------------------------------------------------
FRANKLIN TEMPLETON     TEMPLETON FOREIGN GROWTH            Seeks long-term capital growth. The
VARIABLE INSURANCE     SECURITIES FUND -- CLASS 1 SHARES   fund normally invests at least 80% of
PRODUCTS TRUST                                             its net assets in investment of issuers
                                                           located outside the U.S., including
                                                           those in emerging markets, and
                                                           normally invests predominantly in
                                                           equity securities.
                       -----------------------------------------------------------------------------
GE INVESTMENTS         INCOME FUND -- CLASS 1 SHARES       Seeks maximum income consistent
FUNDS, INC.                                                with prudent investment management
                                                           and the preservation of capital.
                       -----------------------------------------------------------------------------
                       INTERNATIONAL SMALL-CAP EQUITY      Seeks long-term growth of capital.
                       FUND -- CLASS 1 SHARES
                       -----------------------------------------------------------------------------
                       MID-CAP EQUITY FUND --              Seeks long-term growth of capital and
                       CLASS 1 SHARES                      future income.
                       -----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to maximize total return           AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
----------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.




----------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

----------------------------------------------------------------------------
Seeks high total return through a        FMR (subadvised by FMRC, FRAC,
combination of current income and        FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                    FIJ)
----------------------------------------------------------------------------
Seeks to provide capital growth.         Fidelity Management & Research
      Company (FMR) (subadvised by
                                         FMR Co., Inc. (FMRC), Fidelity
                                         Research & Analysis Company
                                         (FRAC), Fidelity Management &
                                         Research (U.K.) Inc. (FMR U.K.),
                                         Fidelity International Investment
                                         Advisors (FIIA), Fidelity
                                         International Investment Advisors
                                         (U.K.) Limited (FIIA(U.K.)L), and
                                         Fidelity Investments Japan Limited
                                         (FIJ))
----------------------------------------------------------------------------
Seeks long-term growth of capital.       FMR (subadvised by FMRC, FRAC,
      FMR U.K., FIIA, FIIA(U.K.)L, and
                                         FIJ)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       FMR (subadvised by FMRC, FRAC,
      FMR U.K., FIIA, FIIA(U.K.)L, and
                                         FIJ)
----------------------------------------------------------------------------
Seeks long-term capital growth. The      Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investment of issuers
located outside the U.S., including
those in emerging markets, and
normally invests predominantly in
equity securities.
----------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       GE Asset Management Incorporated

----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
----------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    MONEY MARKET FUND/1/               Seeks a high level of current income
                                                       consistent with the preservation of
                                                       capital and the maintenance of
                                                       liquidity.
                    ------------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                    CLASS 1 SHARES                     future income rather than current
                                                       income.
                    ------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                    CLASS 1 SHARES                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/2/           Seeks growth of capital and
                                                       accumulation of income that
                                                       corresponds to the investment return of
                                                       S&P's 500 Composite Stock Index.
                    ------------------------------------------------------------------------------
                    TOTAL RETURN FUND/3/               Seeks the highest total return,
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                    SHARES
                    ------------------------------------------------------------------------------
JANUS ASPEN SERIES  FLEXIBLE BOND PORTFOLIO --         Seeks to obtain maximum total return,
                    INSTITUTIONAL SHARES               consistent with preservation of capital.
                    ------------------------------------------------------------------------------
                    FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/4/ that seeks long-term growth of capital.
                    ------------------------------------------------------------------------------
                    OVERSEAS PORTFOLIO -- SERVICE      Seeks long-term growth of capital.
                    SHARES (FORMERLY, INTERNATIONAL
                    GROWTH PORTFOLIO)
                    ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
----------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
S&P's 500 Composite Stock Index.
----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

----------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
----------------------------------------------------------------------------
A non-diversified portfolio/4/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC


----------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /3/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /4/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.